ALLOWANCE FOR LOAN LOSSES - Modifications (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
1-4 Family Residential
Financing Receivable, Modifications [Line Items]
Number of contracts	16	5
Pre-Modification outstanding recorded investment	$ 1,508	$ 811
Post-Modification outstanding recorded investment	1,508	800
Subsequently defaulted number of contracts		1
Subsequently defaulted, recorded investment		268
Multi-family Residential
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment
Construction
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment
Commercial
Financing Receivable, Modifications [Line Items]
Number of contracts	1
Pre-Modification outstanding recorded investment	754
Post-Modification outstanding recorded investment	754
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment
Consumer
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-Modification outstanding recorded investment
Post-Modification outstanding recorded investment
Subsequently defaulted number of contracts
Subsequently defaulted, recorded investment